Income tax receivables and payables (Tables)	12 Months Ended
Dec. 31, 2024
Income tax receivables and payables
Schedule of income tax receivables and payables
	December 31, 2024				December 31, 2023
(€ million)	Receivables		Payables		Receivables		Payables
	Current	Non-current	Current	Non-current	Current	Non-current	Current	Non-current
Income taxes	695	129	587	40	460	142	1,685	38